Options and warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 11 – Options and warrants

Options

As of June 30, 2014 and 2013 there are no outstanding options.

Warrants

On January 1, 2013, there were 1,432,500 warrants outstanding.

During the year ended December 31, 2013, 307,500 warrants were exercised at a strike price between $0.25 and $0.40 per warrant.

During the year ended December 31, 2013, the Company issued 10,347,500 warrants to purchase common stock relating to the sale of units as noted in Note 10.  All warrants have a term between three and five years and a strike price ranging from $0.55 to $0.75. In connection with the sale of unit the Company issued warrants as private placement fees.  The amount of warrants issued were 744,188 later reduced by 30,000 warrants for a total amount issued of 714,188.  These warrants have an exercise price of $.40 per share and have a term of 10 years.  Also upon conversion of any of the warrants relating to the sale of the units the Company is required to issue additional warrants as part of the fee agreement.

In connection with notes payable entered into in 2013, the Company issued 1,123,923 warrants.  The value of the warrants was determined using the Black Scholes model with the following weighted average assumptions; Term 3 years, Stock Price at the date of the grant $0.37, Strike Price $0.40, Volatility 121%, Dividend $0, Risk Free Interest Rate 0.32%.  The value of $284,914 has been recorded as a prepaid loan fee and is being amortized over the life of the loan.

In May of 2013, the Company issued 44,000 warrants for consulting services. The value of the warrants was determined using the Black Scholes.  The value of $11,610 has been recorded as a prepaid asset and was amortized over the life of the consulting agreement.

In connection with notes payable entered into in the first six months of 2014, the Company issued 500,000 warrants during the six months ended June 30, 2014. The value of the warrants was determined using the Black Scholes.  The value of $154,881 was recorded as a prepaid loan fee and was amortized over the life of the loan.

In connection with the convertible senior secured debentures, the Company issued 7,000,000 warrants during the six months ended June 30, 2014.  The value of the warrants was determined using the Black Scholes.  The value of $1,698,766 was recorded as a prepaid loan fee and is being amortized over the life of the loan.  As of June 30, 2014, the balance remaining in prepaid loan fees is $1,604,390.

The Company issued 560,000 warrants to the placement agents representing the Company in conjunction with the debenture transaction.  The warrants have an exercise price of $0.50, and have a 5 year expiration period.  The value of $185,874 was recorded as prepaid loan costs and are being amortized over eighteen months.

A summary of warrants as of June 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price of Options	Number of Warrants	Weighted Average Exercise Price of Warrants
Outstanding 1/01/2014	-	$-	13,354,621	$0.61
Granted	-	-	8,060,000	0.59
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding 6/30/2014	-	$-	21,414,621	$0.60

Note 9 – Options and warrants

Options

As of December 31, 2013 and 2012 there are no outstanding options.

Warrants

During the year ended December 31, 2012, the Company issued 1,372,500 warrants to purchase common stock. The warrants were issued relating to notes payable proceeds and the sale of common stock as noted in Notes 6 and 8. All have a term between three and five years and a strike price of $0.25 to $0.75.

During the year ended December 31, 2012, 247,000 warrants were exercised at a strike price of $0.25 per warrant, with proceeds recorded to common stock and additional paid in capital.

During the year ended December 31, 2013, 307,500 warrants were exercised at a strike price between $0.25 and $0.40 per warrant.

During the year ended December 31, 2013, 30,000 warrants previously committed to the Company’s investment banking firm were cancelled.

During the year ended December 31, 2013, the Company issued 10,347,500 warrants to purchase common stock relating to the sale of units as noted in Note 8.  All warrants have a term between three and five years and a strike price ranging from $0.55 to $0.75. In connection with the sale of units, the Company issued warrants as private placement fees.  The amount of warrants issued were 744,188 later reduced by 30,000 warrants for a total amount issued of 714,188.  These warrants have an exercise price of $.40 per share and have a term of 10 years.  Also upon conversion of any of the warrants relating to the sale of the units the Company is required to issue additional warrants as part of the fee agreement.

In connection with the notes payable the Company issued 1,123,933 warrants.  The value of the warrants was determined using the Black Scholes model with the following weighted average assumptions; Term 3 years, Stock Price at the date of the grant $0.37, Strike Price $0.40, Volatility 121%, Dividend $0, Risk Free Interest Rate 0.32%.  The value of $284,914 has been recorded as a prepaid loan fee and is being amortized over the life of the loan.

The Company issued 44,000 warrants for consulting services. The value of the warrants was determined using the Black Scholes model with the following weighted average assumptions; Term 5 years, Stock Price at the date of the grant $0.33, Strike Price $0.40, Volatility 121%, Dividend $0, Risk Free Interest Rate 1.46%.  The value of $11,610 has been recorded as a prepaid asset and is being amortized over the life of the consulting agreement.

A summary of warrants as of December 31, 2013 and 2012 is as follows:

	Number of Options	Weighted Average Exercise Price of Options	Number of Warrants	Weighted Average Exercise Price of Warrants
Outstanding 1/01/2012	-	$-	307,000	$0.28
Granted	-	-	1,372,500	0.54
Cancelled	-	-	-	-
Exercised	-	-	(247,000)	0.25
Outstanding 12/31/2012	-	$-	1,432,500	$0.53
Granted	-	-	12,229,621	0.61
Cancelled	-	-	-	-
Exercised	-	-	(307,500)	0.28
Outstanding 12/31/2013	-	$-	13,354,621	$0.61